Long-Term Debt and Other Financial Liabilities, Sinopac Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Dec. 10, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 261,451	$ 213,711
First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Installment payment	700
Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Installment payment	$ 388
Sinopac Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 15,000
Margin on variable rate	3.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	ship:TermSecuredOvernightFinancingRateSofrMember
Term of loan	5 years
Final balloon payment	$ 6,720
Market value of vessels plus additional security as percentage of aggregate outstanding loan	1.30
Balance outstanding	$ 9,800
Sinopac Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 530
Sinopac Loan Facility [Member] | Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	16
Frequency of periodic payment	quarterly
Installment payment	$ 385